Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Finance lease obligations	$ 54,237	$ 59,930
Amounts representing interest and deferred finance fees	(10,594)	(14,430)
Finance lease obligations, net of interest and deferred finance fees	43,643	45,500
Current portion of finance lease obligations	2,151	1,976
Current portion of deferred finance fees	(122)	(119)
Non-current portion of finance lease obligations	42,177	44,328
Non-current portion of deferred finance fees	(563)	(685)
Total finance lease obligations, net of deferred finance fees	43,643	45,500
CMBFL Shandong
Lessee, Lease, Description [Line Items]
Finance lease obligations	$ 54,237	$ 59,930